Incorporated herein by reference is a supplement to the prospectus of MFS Global Tactical Allocation Portfolio, a series of MFS Variable Insurance Trust II (File No. 002-83616), filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on December 11, 2020 (SEC Accession No. 0000912938-20-000494).